Net debt	12 Months Ended
Dec. 31, 2025
Disclosure Of Net Debt [Abstract]
Net debt

29. Net debt

	Listing exchange	2025 £m	2024 £m
Current assets:
Liquid investments		9	21
Cash and cash equivalents		3,397	3,870
		3,406	3,891
Short-term borrowings:
Commercial paper		(1,078)	–
Bank loans, overdrafts and other		(314)	(762)
4.000% € Euro Medium Term Note 2025	London Stock Exchange	–	(622)
3.625% US$ US Medium Term Note 2025	New York Stock Exchange	–	(797)
1.250% € Euro Medium Term Note 2026	London Stock Exchange	(873)	–
1.000% € Euro Medium Term Note 2026	London Stock Exchange	(610)	–
Lease liabilities		(137)	(168)
		(3,012)	(2,349)
Long-term borrowings:
1.250% € Euro Medium Term Note 2026	London Stock Exchange	–	(829)
1.000% € Euro Medium Term Note 2026	London Stock Exchange	–	(581)
4.315% US$ US Medium Term Note 2027	New York Stock Exchange	(297)	–
SOFR + 0.500% US$ US Medium Term Note 2027	New York Stock Exchange	(445)	–
3.000% € Euro Medium Term Note 2027	London Stock Exchange	(436)	(414)
3.375% £ Euro Medium Term Note 2027	London Stock Exchange	(307)	(307)
3.875% US$ US Medium Term Note 2028	New York Stock Exchange	(1,299)	(1,393)
0.883% ¥ Euro Medium Term Note 2028	London Stock Exchange	(201)	(216)
1.250% £ Euro Medium Term Note 2028	London Stock Exchange	(747)	(746)
3.375% US$ US Medium Term Note 2029	New York Stock Exchange	(739)	(792)
1.375% € Euro Medium Term Note 2029	London Stock Exchange	(435)	(414)
4.500% US$ US Medium Term Note 2030	New York Stock Exchange	(627)	–
1.750% € Euro Medium Term Note 2030	London Stock Exchange	(654)	(621)
2.875% € Euro Medium Term Note 2031	London Stock Exchange	(607)	(576)
3.125% € Euro Medium Term Note 2032	London Stock Exchange	(608)	(577)
5.250% £ Euro Medium Term Note 2033	London Stock Exchange	(568)	(567)
5.375% US$ US Medium Term Note 2034	London Stock Exchange	(370)	(396)
4.875% US$ US Medium Term Note 2035	New York Stock Exchange	(551)	–
1.625% £ Euro Medium Term Note 2035	London Stock Exchange	(745)	(745)
3.250% € Euro Medium Term Note 2036	London Stock Exchange	(520)	(494)
6.375% US$ US Medium Term Note 2038	New York Stock Exchange	(2,028)	(2,176)
6.375% £ Euro Medium Term Note 2039	London Stock Exchange	(627)	(627)
5.250% £ Euro Medium Term Note 2042	London Stock Exchange	(472)	(472)
4.200% US$ US Medium Term Note 2043	New York Stock Exchange	(365)	(392)
4.250% £ Euro Medium Term Note 2045	London Stock Exchange	(366)	(366)
Other long-term borrowings		(1)	(2)
Lease liabilities		(693)	(934)
		(14,708)	(14,637)
Liabilities relating to assets held for sale:
Lease liabilities		(139)	–
		(139)	–
Net debt		(14,453)	(13,095)
Current assets
Liquid investments are classified as financial assets at amortised cost. At 31 December 2025, they included US Treasury Notes and other government bonds. The effective interest rate on liquid investments at 31 December 2025 was approximately 5.6%
(2024: approximately 4.3%). Liquid investment balances at 31 December 2025 earning interest at floating rates amount to £1 million (2024: £11 million). Liquid investment balances at 31 December 2025 earning interest at fixed rates amount to £8 million
(2024: £10 million).
Balances reported within cash and cash equivalents have an original maturity of three months or less. The effective interest rate on cash and cash equivalents at 31 December 2025 was approximately 3.8% (2024: approximately 4.8%). Cash and cash equivalents at 31 December 2025 earning interest at floating and fixed rates amounted to £3,242 million and £1 million respectively (2024: £3,746 million and £1 million) and non-interest bearing holdings amounted to £154 million (2024: £123 million).
GSK’s policy regarding the credit quality of cash and cash equivalents is set out in Note 43, ‘Financial instruments and related disclosures’.
Short-term borrowings
GSK has access to short-term finance under a $10 billion (£7.4 billion) US commercial paper programme; $1,450 million (£1,078 million) was in issue at 31 December 2025 (2024: nil). GSK has access to short-term finance under a £5 billion Euro commercial paper programme. There was no Euro commercial paper in issue at 31 December 2025 (2024: nil). GSK has £1.6 billion of three-
year committed facilities and $2.2 billion (£1.6 billion) of 364 day committed facilities. In August 2025 GSK cancelled both these facilities and replaced them with new revolving facilities of equivalent size with maturities of September 2028 for the three-year facility and September 2026 for the 364-day facility. All facilities were undrawn at 31 December 2025. GSK considers this level of committed facilities to be adequate, given current liquidity requirements.
The weighted average interest rate on commercial paper borrowings at 31 December 2025 was 3.8%. There was no commercial paper in issue at 31 December 2024.
The weighted average interest rate on current bank loans and overdrafts at 31 December 2025 was 5.0% (2024: 3.4%).
The average effective pre-swap interest rate of notes classified as short-term at 31 December 2025 was 1.2% (2024: 3.9%).
Long-term borrowings
At 31 December 2025 GSK had long-term borrowings of £14.7 billion (2024: £14.6 billion), of which £8.1 billion (2024: £8.4 billion)
fell due in more than five years.
The average effective pre-swap interest rate of all notes in issue at 31 December 2025 was approximately 3.8% (2024:
approximately 3.8%).
Long-term borrowings repayable after five years carry interest at effective rates between 1.7% and 6.6% (2024: 1.7% and 6.4%), with repayment dates ranging from 2031 to 2045 (2024: 2030 to 2045).
Pledged assets
The Group held pledged investments in US Treasury Notes with a par value of $12 million (£9 million), (2024: $26 million
(£21 million)) as security against irrevocable letters of credit issued on the Group’s behalf in respect of the Group’s self-insurance activity. Provisions in respect of self-insurance are included within the provisions for legal and other disputes discussed in Note
31, 'Other provisions’.
Lease liabilities
The total cash outflow for leases for the year ended 31 December 2025 was £260 million (2024: £256 million).
The maturity analysis of discounted lease liabilities recognised on the Group balance sheet is as follows:

	2025 £m	2024 £m
Rental payments due within one year	137	168
Rental payments due between one and two years	217	222
Rental payments due between two and three years	108	146
Rental payments due between three and four years	71	109
Rental payments due between four and five years	50	73
Rental payments due after five years	247	384
Total lease liabilities	830	1,102